Research and Development, Net - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Research and Development Expense [Abstract]
Gross research and development expenses	$ 129,200,000	$ 112,700,000	$ 101,700,000
Reimbursements from the IIA and other government grant programs	500,000	1,400,000	1,700,000
Capitalized computer software, impairments	$ 2,244,000	$ 0	$ 0